PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Solution 2060 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 11 .0%
45,320  Vanguard FTSE
Developed Markets
ETF
$ 2,904,105
7 .0
22,960  Vanguard FTSE
Emerging Markets ETF
1,240,988
3 .0
7,351  Vanguard Long-Term
Treasury ETF
406,915
1 .0
Total Exchange-Traded
Funds
(Cost $4,117,748)
4,552,008
11 .0
MUTUAL FUNDS : 89 .0%
Affiliated Investment Companies : 89 .0%
156,045  Voya Large Cap Value
Fund - Class R6
2,053,546
5 .0
59,733  Voya MI Dynamic
Small Cap Fund
- Class R6
825,513
2 .0
152,973  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,052,894
5 .0
737,442  Voya Multi-Manager
International Equity
Fund - Class I
8,487,960
20 .5
108,684  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,020,544
2 .5
40,044  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
3,114,992
7 .5
9,170  Voya Small Cap
Growth Fund - Class
R6
412,557
1 .0
773,393  Voya U.S. Stock Index
Portfolio - Class I
15,568,395
37 .7
38,821  VY
®
Invesco Comstock
Portfolio - Class I
819,890
2 .0
60,205  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
1,553,295
3 .8
79,474  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
825,735
2 .0
Total Mutual Funds
(Cost $36,194,367)
36,735,321
89 .0
Total Long-Term
Investments
(Cost $40,312,115)
41,287,329
100 .0
Total Investments in
Securities
(Cost $40,312,115) $ 41,287,329 100 .0
Assets in Excess of
Other Liabilities 6,877 0.0
Net Assets $ 41,294,206 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Solution 2060 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 4,552,008 $ — $ — $ 4,552,008
Mutual Funds 36,735,321 — — 36,735,321
Total Investments, at fair value $ 41,287,329 $ — $ — $ 41,287,329
Other Financial Instruments+
Futures 1,592 — — 1,592
Total Assets $ 41,288,921 $ — $ — $ 41,288,921
Liabilities Table
Other Financial Instruments+
Futures $ (13,939) $ — $ — $ (13,939)
Total Liabilities $ (13,939) $ — $ — $ (13,939)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Large Cap Value Fund -
Class R6
$ — $ 2,254,781 $ (37,711) $ (163,524) $ 2,053,546 $ — $ (2,919) $ —
Voya Large Cap Value Portfolio -
Class R6
1,594,992 235,373 (1,794,160) (36,205) — 1,804 (64,182) 173,190
Voya MI Dynamic Small Cap Fund
- Class R6
816,498 78,058 (31,785) (37,258) 825,513 — 3,874 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
2,302,855 273,284 (421,584) (101,661) 2,052,894 — 226,693 —
Voya Multi-Manager International
Equity Fund - Class I
6,985,473 2,085,500 (403,715) (179,298) 8,487,960 — 51,379 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,047,264 146,819 (234,978) 61,439 1,020,544 — (11,314) —
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
2,843,664 684,799 (76,767) (336,704) 3,114,992 — 26,422 —
Voya Small Cap Growth Fund -
Class R6
440,923 45,593 (44,553) (29,406) 412,557 — 17,914 —
Voya U.S. Stock Index Portfolio -
Class I
14,298,963 2,690,421 (575,550) (845,439) 15,568,395 — 116,729 —
VY
®
Invesco Comstock Portfolio -
Class I
1,218,958 75,639 (459,528) (15,179) 819,890 — 33,780 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
3,017,417 261,658 (1,628,643) (97,137) 1,553,295 — 11,701 —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
872,062 96,468 (80,521) (62,274) 825,735 — 9,168 —
$ 35,439,069 $ 8,928,393 $ (5,789,495) $ (1,842,646) $ 36,735,321 $ 1,804 $ 419,245 $ 173,190
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Solution 2060 Portfolio
At March 31, 2026, the following futures contracts were outstanding for Voya Solution 2060 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 9 06/30/26 $ 973,617 $ (13,939)
$ 973,617 $ (13,939)
Short Contracts:
3-month SOFR (4) 09/15/26 (963,350) 1,592
$ (963,350) $ 1,592
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,472,061
Gross Unrealized Depreciation (496,847)
Net Unrealized Appreciation $ 975,214